SCHEDULE OF CURRENT INCOME TAXES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
(Loss) profit for the period	$ (1,161,471)	$ 872,075	$ (4,871,387)	$ (9,257,598)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(576,164)	128,682	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	131,484	262,498	405,775	451,111
Tax effect of income that are not taxable		(832,260)	(676,665)
Tax effect of tax losses not recognized	444,680	441,080	1,092,715	1,104,292
Income tax expense			8,917
Loss before taxation			(4,862,470)	(9,257,598)
Under-provision in prior years			$ 8,917